BORROWINGS - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 CAD ($) installment	Dec. 31, 2021 CAD ($)	Jan. 29, 2021 CAD ($)
BORROWINGS
Amount received as part of repayable contribution agreement		$ 150
Loan value		119
Amount of grant		$ 31
Vendor [Member]
BORROWINGS
Agreement with vendor			$ 1,137
Interest rate (in percent)			8.00%
Sustainable Development Technology Canada [Member]
BORROWINGS
Interest rate (in percent)	0.00%
Amount received as part of repayable contribution agreement	$ 1,350
Number of installments | installment	60
Discounted interest rate (in percent)	5.50%
Loan value	$ 1,025
Amount of grant	$ 325